Share Capital - Summary of Movement in Share Capital, Subscribed and Paid-up Capital (Detail)	12 Months Ended
Dec. 31, 2020 USD ($) shares
Disclosure Of Class Of Share Capital Subscribed And Paid Up Capital [Line Items]
Balance Beginning Number of shares | shares	49,514
Issuance of share | shares	6,970
Balance Ending Number of shares | shares	56,484
Balance Beginning | $	$ 62,504,145
Issuance of shares Value | $	26,377,572
Balance Ending | $	$ 88,881,717